Other intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2023
Other intangible assets, net [Abstract]
Schedule of Balance of Other Intangible Assets, Net	The net balance of other intangible assets, net is shown below:
	As at December 31,
	2023	2022
Trademarks	250,879	299,688
Computer software	278,893	274,480
Rights	23,385	24,703
Other	90	147
Total cost of other intangible assets	553,247	599,018
Accumulated amortization	(186,878)	(174,338)
Total other intangible assets, net	366,369	424,680

Schedule of Movement of the Cost of Other Intangible Assets and of Accumulated Depreciation	The movement of the cost of other intangible assets and of accumulated depreciation is shown below:
Cost	Trademarks (1)	Computer software	Rights	Other	Total
Balance at December 31, 2021	242,170	249,324	22,538	114	514,146
Additions	-	27,519	-	-	27,519
Disposals and derecognition	-	(10,191)	-	-	(10,191)
Effect of exchange differences on the translation into presentation currency	13,804	8,275	(613)	(27)	21,439
Hyperinflation adjustments	43,714	-	2,778	60	46,552
Transfers	-	(410)	-	-	(410)
Other minor movements	-	(37)	-	-	(37)
Balance at December 31, 2022	299,688	274,480	24,703	147	599,018
Additions	5,296	25,368	-	134	30,798
Acquisitions through business combinations (Note 17.1)	12,904	29	-	-	12,933
Disposals and derecognition	-	(12,823)	-	-	(12,823)
Transfers to other balance sheet accounts – Property, plant, and equipment	-	(1,346)	-	-	(1,346)
Effect of exchange differences on the translation into presentation currency	(100,696)	(6,904)	(3,479)	(104)	(111,183)
Hyperinflation adjustments	33,687	-	2,161	47	35,895
Other minor movements	-	89	-	(134)	(45)
Balance at December 31, 2023	250,879	278,893	23,385	90	553,247

Accumulated amortization
Balance at December 31, 2020		132,380	183	51	132,614
Amortization		17,684	6	3	17,693
Effect of exchange differences on the translation into presentation currency		1,503	(9)	(3)	1,491
Hyperinflation adjustments		-	506	37	543
Disposals and derecognition		(1,941)	-	-	(1,941)
Other minor movements		(235)	(6)	-	(241)
Balance at December 31, 2021		149,391	680	88	150,159
Amortization		26,737		479	27,216
Effect of exchange differences on the translation into presentation currency		6,692	(203)	(26)	6,463
Hyperinflation adjustments		-	1,105	63	1,168
Disposals and derecognition		(10,190)	-	-	(10,190)
Other minor movements		-	-	(478)	(478)
Balance at December 31, 2022		172,630	1,582	126	174,338
Amortization		30,602	-	146	30,748
Acquisitions through business combinations (Note 17.1)		29	-	-	29
Effect of exchange differences on the translation into presentation currency		(5,564)	(1,306)	(104)	(6,974)
Hyperinflation adjustments		-	1,078	47	1,125
Disposals and derecognition		(12,242)	-	-	(12,242)
Other minor movements		-	-	(146)	(146)
Balance at December 31, 2023		185,455	1,354	69	186,878
(1)	The balance of trademarks, is shown below:

Schedule of Indefinite Useful Life
			As at December 31,
Operating segment	Brand	Useful life	2023	2022
Uruguay (a)	Miscellaneous	Indefinite	115,020	128,103
Low cost and other (Colombia)	Súper Ínter	Indefinite	63,704	63,704
Argentina	Libertad	Indefinite	49,432	90,454
Low cost and other (Colombia)	Surtimax	Indefinite	17,427	17,427
Colombia	Taeq	Indefinite	5,296	-
			250,879	299,688